Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	May 31, 2017	May 31, 2016	May 31, 2015
Cash Flows From Operating Activities:
Net income	$ 184,671	$ 357,458	$ 228,328
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	71,870	66,732	62,188
Amortization	44,903	44,307	36,988
Goodwill and Other Intangible Asset Impairments	193,198
Adjustments to contingent consideration obligations	3,000	(14,500)	(29,665)
Other asset impairment charge		4,471	818
Other-than-temporary impairments on marketable securities	420	3,811	22
Deferred income taxes	24,049	9,399	97,502
Stock-based compensation expense	32,541	31,287	31,741
Other non-cash interest expense	9,986	9,750	5,624
Gain on remeasurement of joint venture ownership		(7,972)
Realized (gains) on sales of marketable securities	(8,174)	(6,457)	(8,692)
Other	280	(15)	(1,954)
Changes in assets and liabilities, net of effect from purchases and sales of businesses:
(Increase) in receivables	(5,690)	(24,582)	(90,230)
(Increase) in inventory	(70,726)	(17,733)	(31,348)
(Increase) in prepaid expenses and other current and long-term assets	(38,130)	(25,617)	(4,590)
Increase (decrease) in accounts payable	16,247	(5,958)	(16,249)
(Decrease) increase in accrued compensation and benefits	(4,577)	17,681	(1,297)
(Decrease) increase in accrued loss reserves	(3,422)	13,514	(7,218)
(Decrease) increase in other accrued liabilities	(64,322)	8,011	51,761
Other	3	11,119	6,719
Cash Provided By Operating Activities	386,127	474,706	330,448
Cash Flows From Investing Activities:
Capital expenditures	(126,109)	(117,183)	(85,363)
Acquisition of businesses, net of cash acquired	(254,200)	(51,992)	(467,573)
Purchase of marketable securities	(38,062)	(32,280)	(61,511)
Proceeds from sales of marketable securities	76,588	32,631	48,971
Proceeds from sales of assets and businesses		866	4,079
Other	2,118	2,092	1,944
Cash (Used For) Investing Activities	(339,665)	(165,866)	(559,453)
Cash Flows From Financing Activities:
Additions to long-term and short-term debt	597,633	142,130	460,560
Reductions of long-term and short-term debt	(154,348)	(147,155)	(162,318)
Cash dividends	(156,752)	(144,350)	(136,179)
Shares of common stock repurchased and returned for taxes	(21,948)	(71,346)	(39,528)
Payments of acquisition-related contingent consideration	(4,284)	(2,088)	(22,179)
Exercise of stock options and awards, including tax benefit		18,540	8,560
Payments for 524(g) trust	(221,638)
Other	(2,692)	(1,836)	1,277
Cash Provided By (Used For) Financing Activities	35,971	(206,105)	110,193
Effect of Exchange Rate Changes on Cash and Cash Equivalents	2,912	(12,294)	(39,345)
Net Change in Cash and Cash Equivalents	85,345	90,441	(158,157)
Cash and Cash Equivalents at Beginning of Period	265,152	174,711	332,868
Cash and Cash Equivalents at End of Period	350,497	265,152	174,711
Cash paid during the year for:
Interest	78,685	73,087	79,371
Income taxes	$ 71,236	$ 63,208	$ 27,486